UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number    811-22058
Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
September 30, 2008

Shares	Description (1)				Value

	Common Stocks – 110.6% (73.6% of Total Investments)

	Aerospace & Defense – 3.1%

115,908	Raytheon Company				$6,202,237

	Beverages – 3.5%

131,400	Coca-Cola Company				6,948,432

	Commercial Banks – 11.3%

118,288	Cullen/Frost Bankers, Inc.				7,097,280
99,605	PNC Financial Services Group, Inc.				7,440,494
218,064	U.S. Bancorp				7,854,665

	Total Commercial Banks				22,392,439

	Commercial Services & Supplies – 2.9%

183,685	Waste Management, Inc.				5,784,241

	Communications Equipment – 5.4%

256,755	Nokia Oyj, Sponsored ADR, (2)				4,788,481
135,495	QUALCOMM Inc.				5,822,220

	Total Communications Equipment				10,610,701

	Computers & Peripherals – 3.2%

54,900	International Business Machines Corporation (IBM)				6,421,104

	Construction Materials – 3.4%

90,020	Vulcan Materials Company				6,706,490

	Diversified Telecommunication Services – 6.1%

225,613	AT&T Inc.				6,299,115
81,310	Telefonica S.A., ADR				5,812,852

	Total Diversified Telecommunication Services				12,111,967

	Electric Utilities – 8.0%

82,242	Exelon Corporation, (2)				5,149,994
98,679	FPL Group, Inc.				4,963,554
152,480	PPL Corporation				5,644,810

	Total Electric Utilities				15,758,358

	Electrical Equipment – 2.7%

131,561	Emerson Electric Co.				5,366,373

	Gas Utilities – 2.7%

148,277	Equitable Resources Inc.				5,438,800

	Health Care Equipment & Supplies – 3.3%

82,055	Becton, Dickinson and Company				6,585,734

	Hotels, Restaurants & Leisure – 3.2%

191,534	YUM! Brands, Inc.				6,245,924

	Household Products – 3.3%

93,465	Procter & Gamble Company				6,513,576

	Insurance – 3.6%

192,130	Manulife Financial Corporation				7,049,250

	IT Services – 3.2%

191,048	Paychex, Inc., (2)				6,310,315

	Machinery – 2.8%

147,213	PACCAR Inc.				5,622,064

	Media – 3.1%

562,463	Pearson Public Limited Company, ADR				6,130,847

	Metals & Mining – 2.8%

289,276	Southern Copper Corporation, (2)				5,519,386

	Oil, Gas & Consumable Fuels – 9.4%

78,576	Chevron Corporation, (2)				6,480,948
98,000	EnCana Corporation				6,441,540
97,123	Royal Dutch Shell PLC, Class A, ADR, (2)				5,731,228

	Total Oil, Gas & Consumable Fuels				18,653,716

	Pharmaceuticals – 6.9%

128,049	Abbott Laboratories				7,373,061
141,504	Eli Lilly and Company				6,230,421

	Total Pharmaceuticals				13,603,482

	Semiconductors & Equipment – 3.4%

229,154	Microchip Technology Incorporated				6,744,002

	Thrifts & Mortgage Finance – 7.0%

394,503	Hudson City Bancorp, Inc.				7,278,580
389,968	New York Community Bancorp, Inc.				6,547,563

	Total Thrifts & Mortgage Finance				13,826,143

	Tobacco – 6.3%

94,819	Lorillard Inc.				6,746,372
117,464	Philip Morris International				5,650,019

	Total Tobacco				12,396,391

	Total Common Stocks (cost $244,414,973)				218,941,972

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 23.6% (15.7% of Total Investments)

	Automobiles – 0.3%

41,600	Daimler Finance NA LLC, Structured Asset Trust Unit Repackaging, Series DCX	7.000%		A-	$665,600

	Capital Markets – 2.2%

45,000	Deutsche Bank Capital Funding Trust V	8.050%		Aa3	909,000
25,000	Deutsche Bank Capital Funding Trust IX	6.625%		Aa3	384,750
50,000	JP Morgan Chase & Company	8.625%		A	1,249,500
2,000,000	JP Morgan Chase & Company	7.900%		A1	1,688,262
12,500	Morgan Stanley Capital Trust VII	6.600%		A2	148,125

	Total Capital Markets				4,379,637

	Commercial Banks – 8.6%

25,000	Allianz SE	8.375%		A+	503,750
75,000	Banco Santander Finance	6.800%		Aa3	1,275,000
50,000	Banco Santander Finance	6.500%		A+	826,500
50,000	Bank of America Corporation, Series H	8.200%		A+	1,137,500
50,000	Bank of America Corporation	6.625%		A	950,000
50,000	Barclays Bank PLC	8.125%		Aa3	855,000
50,000	Barclays Bank PLC	7.100%		Aa3	724,500
52,300	Barclays Bank PLC	6.625%		Aa3	779,270
25,000	BB&T Capital Trust V	8.950%		A1	612,500
10,000	Capital One Capital II Corporation	7.500%		Baa1	117,500
60,000	Credit Suisse	7.900%		A	1,224,000
18,200	Fleet Capital Trust VIII	7.200%		Aa3	325,780
20,000	HSBC Holdings PLC	8.125%		A	441,200
18,100	HSBC Holdings PLC, Series A	6.200%		A1	310,415
54,800	HSBC USA Inc.	6.500%		A	1,068,600
50,000	PNC Capital Trust	7.750%		A-	1,022,500
50,000	Royal Bank of Scotland Group PLC, Series T	7.250%		Aa3	500,000
50,000	Royal Bank of Scotland Group PLC	6.600%		Aa3	432,500
90,000	Wachovia Corporation	8.000%		A-	751,500
85,000	Wells Fargo Capital Trust XIV	8.625%		AA-	2,133,500
1,000,000	Wells Fargo Capital Trust XV	9.750%		Aa2	970,933

	Total Commercial Banks				16,962,448

	Consumer Finance – 0.5%

16,700	HSBC Finance Corporation	6.360%		A	259,685
38,900	MBNA Corporation, Capital Trust D	8.125%		Aa3	745,324

	Total Consumer Finance				1,005,009

	Diversified Financial Services – 2.5%

90,000	Citigroup Inc., Series M	8.125%		A	1,485,000
2,000,000	Citigroup Inc.	8.400%		A	1,363,820
35,000	General Electric Capital Corporation, Debentures	6.500%		AAA	776,300
30,000	ING Groep N.V.	8.500%		A	543,900
25,000	ING Groep N.V.	7.200%		A1	343,750
35,000	ING Groep N.V.	7.050%		A	460,600

	Total Diversified Financial Services				4,973,370

	Electric Utilities – 4.6%

70,000	Alabama Power Company	5.625%		BBB+	1,585,941
50,000	American Electric Power	8.750%		BB+	1,240,000
1,400	Consolidated Edison Company of New York Inc.	5.000%		A3	121,660
5,700	DTE Energy Trust I	7.800%		Baa3	130,530
4,200	Entergy Louisiana LLC	7.600%		A-	95,508
19,800	FPC Capital I	7.100%		Baa2	422,730
50,000	FPL Group Capital Inc.	7.450%		BBB+	1,230,500
57,100	PPL Capital Funding, Inc.	6.850%		Baa2	1,202,526
50,000	PPL Electric Utilities Corporation	6.250%		BBB	1,210,940
10,000	Southern California Edison Company, Series C	6.000%		Baa2	956,250
40,000	Xcel Energy Inc.	7.600%		BBB-	936,000

	Total Electric Utilities				9,132,585

	Food Products – 0.5%

10	HJ Heinz Finance Company	8.000%		BB+	977,188

	Independent Power Producers & Energy Traders – 0.7%

60,900	Constellation Energy Group	8.625%		BB+	1,370,250

	Insurance – 1.4%

10,000	Aegon N.V.	6.875%		A-	87,900
4,700	Aegon N.V.	6.375%		A-	40,091
21,800	Arch Capital Group Limited	8.000%		BBB-	442,540
13,900	Endurance Specialty Holdings Limited	7.750%		BBB-	194,600
25,000	Phoenix Companies Inc.	7.450%		BBB-	352,000
75,000	Prudential Financial Inc.	9.000%		A-	1,698,750

	Total Insurance				2,815,881

	Media – 0.8%

50,000	Comcast Corporation	7.000%		BBB+	959,500
38,700	Viacom Inc.	6.850%		BBB	692,730

	Total Media				1,652,230

	Real Estate/Mortgage – 0.5%

50,000	Kimco Realty Corporation, Series G	7.750%		BBB+	1,020,500

	U.S. Agency – 0.5%

75,000	Federal Home Loan Mortgage Corporation	5.570%		Ca	93,750
47,865	Federal Home Loan Mortgage Corporation	5.660%		Ca	40,388
25,000	Federal Home Loan Mortgage Corporation	5.100%		Ca	60,000
25,000	Federal Home Loan Mortgage Corporation	5.000%		Ca	53,625
75,000	Federal Home Loan Mortgage Corporation	8.375%		C	122,250
60,000	Federal National Mortgage Association	8.250%		AAA	123,000
40,000	Federal National Mortgage Association	6.750%		Ca	72,000
25,000	Federal National Mortgage Association	5.810%		Ca	90,000
25,000	Federal National Mortgage Association	5.375%		Ca	82,500
75,000	Federal National Mortgage Association	8.250%		C	163,500

	Total U.S. Agency				901,013

	Wireless Telecommunication Services – 0.5%

25,600	Telephone and Data Systems Inc.	7.600%		Baa2	422,144
25,000	United States Cellular Corporation	8.750%		Baa2	447,500

	Total Wireless Telecommunication Services				869,644

	Total $25 Par (or similar) Preferred Securities (cost $72,894,182)				46,725,355

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 0.3% (0.2% of Total Investments)

	Commercial Banks – 0.3% (0.2% of Total Investments)

$1,500	Wachovia Corporation	7.980%	9/15/49	A-	$627,735

	Total Capital Preferred Securities (cost $1,475,033)				627,735

Shares	Description (1)				Value

	Investment Companies – 0.4% (0.3% of Total Investments)

100,000	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$761,000

	Total Investment Companies (cost $1,479,633)				761,000

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 15.3% (10.2% of Total Investments)

$30,304	Repurchase Agreement with State Street Bank, dated 9/30/08, repurchase price $30,303,768, collateralized by $30,875,000 U.S. Treasury Bills, 0.000%, due 12/18/08, value $30,859,563 and $55,000 U.S. Treasury Bills, 0.000%, due 12/26/08, value $54,931	0.100%	10/01/08		$30,303,684

	Total Short-Term Investments (cost $30,303,684)				30,303,684

	Total Investments (cost $350,567,505) – 150.2%				297,359,746

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value

	Call Options Written – (0.5)%

(80)	S&P 500 Index	$(9,600,000)	10/18/08	$ 1,200	$(198,000)
(80)	S&P 500 Index	(9,800,000)	10/18/08	1,225	(127,200)
(80)	S&P 500 Index	(10,400,000)	10/18/08	1,300	(22,000)
(80)	S&P 500 Index	(10,000,000)	11/22/08	1,250	(186,800)
(80)	S&P 500 Index	(10,200,000)	11/22/08	1,275	(130,400)
(50)	S&P 500 Index	(6,375,000)	12/20/08	1,275	(118,750)
(80)	S&P 500 Index	(10,400,000)	12/20/08	1,300	(138,400)

(530)	Total Call Options Written (premiums received $1,947,810)	(66,775,000)			(921,550)

	Borrowings – (47.5)% (5), (6)				(94,000,000)

	Other Assets Less Liabilities – (2.2)%				(4,402,540)

	Net Assets Applicable to Common Shares – 100%				$198,035,656

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Portion of investments has been pledged to collateralize the net payment obligations under call options written.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	Borrowings as a percentage of Total Investments is 31.6%.

(6)	The Fund may pledge up to 100% of its eligible securities in the Portfolio of Investments as collateral for Borrowings.

ADR	American Depositary Receipt.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$287,232,039	$10,127,707	$–	$297,359,746
Call options written	(921,550)	–	–	(921,550)

Total	$286,310,489	$10,127,707	$–	$296,438,196

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments (excluding call options written) was $350,567,505.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$6,218,753
Depreciation	(59,426,512)

Net unrealized appreciation (depreciation) of investments	$(53,207,759)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.